Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments

at July 31, 2022 (Unaudited)

Shares	Security†	Value

Common Stocks - 96.48%
	Aerospace & Defense - 2.94%
121,277	Dassault Aviation S.A. (France)	$17,345,363

	Automotive - 7.91%
322,393	Bayerische Motoren Werke AG (Germany)	26,343,835
268,190	Daimler Truck Holding AG (Germany) (a)	7,328,284
221,119	Mercedes-Benz Group AG (Germany)	13,040,276

		46,712,395

	Banks - 13.85%
6,470,767	Bank of Ireland Group PLC (Ireland)	37,063,022
286,178	Comerica, Inc.	22,256,063
2,567,417	Deutsche Bank AG (Germany)	22,457,082

		81,776,167

	Building Products - 4.81%
959,503	Buzzi Unicem SpA (Italy)	17,542,700
724,600	Taiheiyo Cement Corp. (Japan)	10,871,220

		28,413,920

	Consumer Products - 1.89%
475,470	Fila Holdings Corp. (South Korea)	11,150,027

	Diversified Holding Companies - 8.66%
3,427,082	CK Hutchison Holdings, Ltd. (Cayman Islands)	22,732,793
955,700	Jardine Cycle & Carriage, Ltd. (Singapore)	19,397,971
3,318,103	Quinenco S.A. (Chile)	9,021,587

		51,152,351

	Energy - Refining & Marketing - 2.30%
5,536,243	Ultrapar Participacoes S.A. (Brazil)	13,588,892

	Financial Services - 4.92%
5,308,877	Ashmore Group PLC (United Kingdom)	13,991,064
399,798	Lazard, Ltd., Class A (Bermuda)	15,060,391

		29,051,455

	Forest Products & Paper - 3.52%
842,646	Interfor Corp. (Canada) (a)	20,807,049

	Insurance - 2.82%
716,482	Old Republic International Corp.	16,672,536

	Media - 2.53%
9,640,945	S4 Capital PLC (United Kingdom) (a)	14,909,370

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments (continued)

at July 31, 2022 (Unaudited)

Shares	Security†	Value

Common Stocks (continued)
	Metals & Mining - 13.10%
9,218,624	Capstone Mining Corp. (Canada) (a)	$20,804,985
2,911,832	Lundin Mining Corp. (Canada)	16,417,498
1,255,791	Warrior Met Coal, Inc.	40,097,406

		77,319,889

	Non-U.S. Real Estate Operating Companies - 1.74%
17,593,700	Genting Singapore, Ltd. (Singapore)	10,275,388

	Oil & Gas Production & Services - 12.87%
3,322,215	Subsea 7, S.A. (Luxembourg)	29,941,725
1,452,448	Tidewater, Inc. (a)	31,997,430
280,150	Valaris, Ltd. (Bermuda) (a)	14,057,927

		75,997,082

	Retail - 2.17%
314,500	Seven & i Holdings Co., Ltd. (Japan)	12,819,087

	Transportation & Logistics - 2.84%
154,880,003	Cia Sud Americana de Vapores S.A. (Chile)	16,758,185

	Transportation Infrastructure - 5.81%
2,446,430	easyJet PLC (United Kingdom) (a)	11,948,901
778,726	Hawaiian Holdings, Inc. (a)	11,649,741
45,401,227	Hutchison Port Holdings Trust (Singapore)	10,691,535

		34,290,177

	U.S. Real Estate Operating Companies - 1.80%
2,515,294	Five Point Holdings, LLC, Class A (a)	10,614,541

	Total Common Stocks (Cost $519,233,810)	569,653,874

	Total Investment Portfolio - 96.48% (Cost $519,233,810)	569,653,874
	Other Assets less Liabilities - 3.52%	20,792,287

	NET ASSETS - 100.00%.	$590,446,161

	Investor Class:
	Net assets applicable to 218,934 shares outstanding	$11,445,315

	Net asset value, offering and redemption price per share	$52.28

	Institutional Class:
	Net assets applicable to 11,058,584 shares outstanding	$576,918,583

	Net asset value, offering and redemption price per share	$52.17

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments (continued)

at July 31, 2022 (Unaudited)

Z Class:
Net assets applicable to 39,916 shares outstanding	$2,082,263

Net asset value, offering and redemption price per share	$52.17

Notes:

(a)  Non-income producing security.

†    U.S. issuer unless otherwise noted.

Summary of Investments by Sector	% of Net Assets

Banks	13.85%
Metals & Mining	13.10
Oil & Gas Production & Services	12.87
Diversified Holding Companies	8.66
Automotive	7.91
Transportation Infrastructure	5.81
Financial Services	4.92
Building Products	4.81
Forest Products & Paper	3.52
Aerospace & Defense	2.94
Transportation & Logistics	2.84
Insurance	2.82
Media	2.53
Energy - Refining & Marketing	2.30
Retail	2.17
Consumer Products	1.89
U.S. Real Estate Operating Companies	1.80
Non-U.S. Real Estate Operating Companies	1.74
Other Assets less Liabilities	3.52

Total	100.00%

Country Concentration	% of Net Assets

United States	22.57%
Germany	11.71
Canada	9.83
United Kingdom	6.92
Singapore	6.84
Ireland	6.28
Luxembourg	5.07
Bermuda	4.93
Chile	4.37
Japan	4.01
Cayman Islands	3.85
Italy	2.97
France	2.94
Brazil	2.30
South Korea	1.89

Total	96.48%

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments

at July 31, 2022 (Unaudited)

Shares	Security†	Value

Common Stocks - 90.08%
	Bank & Thrifts - 21.91%
101,965	Prosperity Bancshares, Inc.	$7,554,587
157,109	Southside Bancshares, Inc.	6,274,933
128,608	UMB Financial Corp.	11,639,024
182,346	Washington Trust Bancorp, Inc.	10,007,149

		35,475,693

	Commercial Services - 1.98%
54,942	Madison Square Garden Entertainment Corp. (a)	3,199,273

	Conglomerates - 5.84%
2,329	Seaboard Corp.	9,457,230

	Consulting & Information Technology Services - 3.70%
63,520	ICF International, Inc.	5,993,112

	Consumer Discretionary - 7.39%
585,896	Hamilton Beach Brands Holding Co., Class A (b)	6,937,009
174,128	Liberty Media Corp.-Liberty Braves, Class A (a)	5,025,334

		11,962,343

	Consumer Staples - 2.09%
66,044	Cal-Maine Foods, Inc.	3,375,509

	Financials - 4.72%
137,908	Brightsphere Investment Group, Inc.	2,607,840
2,690,179	Westaim Corp. (The) (Canada) (a)	5,041,919

		7,649,759

	Healthcare - 0.05%
2,460	Supernus Pharmaceuticals, Inc. (a)	78,105

	Home Building - 3.25%
284,457	TRI Pointe Homes, Inc. (a)	5,268,144

	Industrial Equipment - 2.55%
31,880	Alamo Group, Inc.	4,125,591

	Industrial Services - 13.79%
42,400	Comfort Systems USA, Inc.	4,479,984
45,788	EMCOR Group, Inc.	5,328,350
100,862	MYR Group, Inc. (a)	9,605,088
14,863	UniFirst Corp.	2,911,513

		22,324,935

	Insurance & Reinsurance - 4.06%
297,038	ProAssurance Corp.	6,573,451

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments (continued)

at July 31, 2022 (Unaudited)

Shares	Security†	Value

Common Stocks (continued)
	Materials - 2.26%
40,292	Chase Corp.	$3,663,349

	Metals Manufacturing - 2.44%
52,160	Kaiser Aluminum Corp.	3,952,163

	Oil & Gas Production & Services - 5.97%
438,541	Tidewater, Inc. (a)	9,661,058

	Real Estate - 4.85%
133,160	FRP Holdings, Inc. (a)	7,856,440

	U.S. Real Estate Investment Trusts - 2.53%
143,138	InvenTrust Properties Corp.	4,103,766

	U.S. Real Estate Operating Companies - 0.70%
269,797	Five Point Holdings, LLC, Class A (a)	1,138,543

	Total Common Stocks (Cost $94,230,480)	145,858,464

Closed-End Fund - 2.55%
	Financials - 2.55%
111,210	Central Securities Corp.	4,121,443

	Total Closed-End Fund (Cost $3,007,113)	4,121,443

	Total Investment Portfolio - 92.63% (Cost $97,237,593)	149,979,907
	Other Assets less Liabilities - 7.37%	11,938,679

	NET ASSETS - 100.00%.	$161,918,586

	Investor Class:
	Net assets applicable to 148,212 shares outstanding	$2,837,505

	Net asset value, offering and redemption price per share	$19.14

	Institutional Class:
	Net assets applicable to 8,040,147 shares outstanding	$158,443,855

	Net asset value, offering and redemption price per share	$19.71

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments (continued)

at July 31, 2022 (Unaudited)

Z Class:
Net assets applicable to 32,211 shares outstanding	$637,226

Net asset value, offering and redemption price per share	$19.78

Notes:

(a)	Non-income producing security.
(b)	Affiliated issuers - An affiliated person as defined in the Investment Company Act of 1940, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person.
†	U.S. issuer unless otherwise noted.

Summary of Investments by Sector	% of Net Assets
Bank & Thrifts	21.91%
Industrial Services	13.79
Consumer Discretionary	7.39
Financials	7.27
Oil & Gas Production & Services	5.97
Conglomerates	5.84
Real Estate	4.85
Insurance & Reinsurance	4.06
Consulting & Information Technology Services	3.70
Home Building	3.25
Industrial Equipment	2.55
U.S. Real Estate Investment Trusts	2.53
Metals Manufacturing	2.44
Materials	2.26
Consumer Staples	2.09
Commercial Services	1.98
U.S. Real Estate Operating Companies	0.70
Healthcare	0.05
Other Assets less Liabilities	7.37

Total	100.00%

Country Concentration	% of Net Assets
United States	89.52%
Canada	3.11

Total	92.63%

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments

at July 31, 2022 (Unaudited)

Principal Amount‡	Security†	Value

Term Loans - 0.00%

	Non-U.S. Real Estate Operating Companies - 0.00%
39,810 EUR	Concrete Investment II, L.P. S.A.R.L., Term Loan, Tranche A2, 2.000% Cash or Payment-in-kind Interest, due 10/31/22 (Luxembourg)(a)(b)(c)(d)	$—

	Total Term Loans (Cost $49,456)	—

Shares

Common Stocks - 94.24%

	Consulting/Management - 5.82%
176,086	CBRE Group, Inc., Class A (e)	15,076,483
194,775	Fidelity National Financial, Inc.	7,783,209

		22,859,692

	Forest Products & Paper - 9.62%
506,436	Rayonier, Inc., REIT	19,117,959
514,638	Weyerhaeuser Co., REIT	18,691,652

		37,809,611

	Industrial Services - 4.94%
36,124	AMERCO	19,401,478

	Non-U.S. Homebuilder - 3.97%
300,796	Berkeley Group Holdings PLC (United Kingdom)	15,588,303

	Non-U.S. Real Estate Consulting/Management - 2.03%
548,796	Savills PLC (United Kingdom)	8,001,155

	Non-U.S. Real Estate Investment Trusts - 10.52%
588,295	Big Yellow Group PLC (United Kingdom)	10,204,945
177,240	Derwent London PLC (United Kingdom)	6,187,825
4,925,456	National Storage REIT (Australia)	8,612,732
1,223,233	Segro PLC (United Kingdom)	16,364,402

		41,369,904

	Non-U.S. Real Estate Operating Companies - 20.48%
540,375	Brookfield Asset Management, Inc., Class A (Canada)	26,829,619
2,850,423	CK Asset Holdings, Ltd. (Cayman Islands)	20,180,227
2,574,089	Grainger PLC (United Kingdom)	9,285,057
1,470,987	Henderson Land Development Co., Ltd. (Hong Kong)	5,120,724
5,220,776	Wharf Holdings Ltd. (The) (Hong Kong)	19,091,844

		80,507,471

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at July 31, 2022 (Unaudited)

Shares	Security†	Value

Common Stocks (continued)

	Retail-Building Products - 3.93%
80,604	Lowe’s Cos., Inc.	$15,438,084

	U.S. Homebuilder - 10.35%
218,162	DR Horton, Inc.	17,023,181
348,368	Lennar Corp., Class B	23,647,220

		40,670,401

	U.S. Real Estate Investment Trusts - 15.84%
416,184	American Homes 4 Rent, Class A	15,765,050
158,781	First Industrial Realty Trust, Inc.	8,248,673
537,943	InvenTrust Properties Corp.	15,422,826
172,244	Prologis, Inc.	22,832,664

		62,269,213

	U.S. Real Estate Operating Companies - 6.74%
4,250,421	Five Point Holdings, LLC, Class A (e)(f)	17,936,777
101,800	Stratus Properties, Inc. (e)	3,224,006
5,096,285	Trinity Place Holdings, Inc. (e)(f)(g)	5,351,099
1	Trinity Place Holdings, Inc. Special Stock (a)(d)(e)(f)(g)	—

		26,511,882

	Total Common Stocks (Cost $284,281,329)	370,427,194

Preferred Stocks - 3.77%

	Mortgage Finance - 3.77%
2,489,375	Federal Home Loan Mortgage Corp., 8.375% (e)	7,741,956
2,147,850	Federal National Mortgage Association, 8.250% (e)	7,066,427

	Total Preferred Stocks (Cost $8,980,723)	14,808,383

Purchased Options - 0.00%*

	Total Purchased Options (see below for details) (Cost $33,834)	—

	Total Investment Portfolio - 98.01% (Cost $293,345,342)	385,235,577
	Other Assets less Liabilities - 1.99%	7,824,367

	NET ASSETS - 100.00%	$393,059,944

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at July 31, 2022 (Unaudited)

Investor Class:
Net assets applicable to 1,173,339 shares outstanding	$27,220,951

Net asset value, offering and redemption price per share	$23.20

Institutional Class:
Net assets applicable to 14,550,594 shares outstanding	$339,107,064

Net asset value, offering and redemption price per share	$23.31

Z Class:
Net assets applicable to 1,148,833 shares outstanding	$26,731,929

Net asset value, offering and redemption price per share	$23.27

Notes:

(a)	Security is fair valued by the valuation committee in accordance with the policies established by the Board of Trustees.
(b)	Payment-in-kind security. Income may be paid as additional securities or cash at the discretion of the issuer.
(c)	Variable rate security. The rate disclosed is in effect as of July 31, 2022.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)	Affiliated issuer - An affiliated person as defined in the Investment Company Act of 1940, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person.
(g)	Security subject to restrictions on resale.

Shares	Issuer	Acquisition Date	Cost	Market Value Per Unit
5,096,285	Trinity Place Holdings, Inc.	10/2/13-6/11/19	$23,067,824	$1.05
1	Trinity Place Holdings, Inc. Special Stock	11/6/13	-	0.00
At July 31, 2022, the restricted securities had a total market value of $5,351,099 or 1.36% of net assets.

‡	Denominated in U.S. Dollars unless otherwise noted.
†	U.S. issuer unless otherwise noted.
*	Amount less than 0.01%.

EUR: Euro.

REIT: Real Estate Investment Trust.

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at July 31, 2022 (Unaudited)

Summary of Investments by Sector	% of Net Assets
Non-U.S. Real Estate Operating Companies	20.48%
U.S. Real Estate Investment Trusts	15.84
Non-U.S. Real Estate Investment Trusts	10.52
U.S. Homebuilder	10.35
Forest Products & Paper	9.62
U.S. Real Estate Operating Companies	6.74
Consulting/Management	5.82
Industrial Services	4.94
Non-U.S. Homebuilder	3.97
Retail-Building Products	3.93
Mortgage Finance	3.77
Non-U.S. Real Estate Consulting/Management	2.03
Purchased Options	0.00 *
Other Assets less Liabilities	1.99

Total	100.00%

* Amount less than 0.01%.

Country Concentration	% of Net Assets
United States	61.00%
United Kingdom	16.70
Canada	6.83
Hong Kong	6.16
Cayman Islands	5.13
Australia	2.19
Luxembourg	0.00 *

Total	98.01%

*     Amount less than 0.01%.

Purchased Options
Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
USD versus HKD, Call	JPMorgan Chase Bank, N.A.	43,100,000	$43,100,000	7.90 HKD	08/05/22	$—

Total Purchased Options (Cost $33,834)						$—

HKD: Hong Kong Dollar.

USD: United States Dollar.

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue International Real Estate Value Fund

Portfolio of Investments

at July 31, 2022 (Unaudited)

Shares	Security†	Value

Common Stocks - 91.57%
	Non-U.S. Homebuilder - 11.78%
74,687	Aedas Homes S.A. (Spain) (a)	$1,277,828
757,000	China Vanke Co., Ltd., Class H (China)	1,439,873
2,387,752	Glenveagh Properties PLC (Ireland) (a)(b)	2,650,196

		5,367,897

	Non-U.S. Real Estate Investment Trusts - 29.64%
165,012	Big Yellow Group PLC (United Kingdom)	2,862,405
66,332	Boardwalk Real Estate Investment Trust (Canada)	2,529,893
37,332	Derwent London PLC (United Kingdom)	1,303,339
697,885	Ingenia Communities Group (Australia)	2,288,366
1,056,774	Irish Residential Properties REIT PLC (Ireland)	1,462,423
1,753,520	National Storage REIT (Australia)	3,066,234

		13,512,660

	Non-U.S. Real Estate Operating Companies - 50.15%
262,900	Capitaland Investment, Ltd. (Singapore)	748,037
1,507,465	Corp. Inmobiliaria Vesta S.A.B. de CV. (Mexico)	2,953,479
96,182	CTP NV (Netherlands)	1,236,877
887,800	ESR Group Ltd. (Cayman Islands) (a)(b)	2,308,658
643,016	Grainger PLC (United Kingdom)	2,319,438
388,254	LOG Commercial Properties e Participacoes S.A. (Brazil)	1,559,289
1,900	Mandarin Oriental International, Ltd. (Bermuda) (b)	3,724
85,500	Nomura Real Estate Holdings, Inc. (Japan)	2,074,177
35,186	Shurgard Self Storage S.A. (Luxembourg)	1,814,932
2,877,000	SUNeVision Holdings, Ltd. (Cayman Islands)	1,881,604
2,224,500	Swire Pacific, Ltd., Class B (Hong Kong)	2,094,609
213,000	Tosei Corp. (Japan)	2,045,590
497,448	Wharf Holdings Ltd. (The) (Hong Kong)	1,819,117

		22,859,531

	Total Common Stocks (Cost $38,773,797)	41,740,088

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue International Real Estate Value Fund

Portfolio of Investments (continued)

at July 31, 2022 (Unaudited)

Security†	Value

Purchased Options - 0.50%
Total Purchased Options (see below for details) (Cost $418,500)	$227,292

Total Investment Portfolio - 92.07% (Cost $39,192,297)	41,967,380
Other Assets less Liabilities - 7.93%	3,615,191

NET ASSETS - 100.00%.	$45,582,571

Institutional Class:
Net assets applicable to 1,125,650 shares outstanding	$13,526,355

Net asset value, offering and redemption price per share	$12.02

Z Class:
Net assets applicable to 2,582,513 shares outstanding	$32,056,216

Net asset value, offering and redemption price per share	$12.41

Notes:

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Non-income producing security.
†	U.S. issuer unless otherwise noted.

REIT: Real Estate Investment Trust.

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue International Real Estate Value Fund

Portfolio of Investments (continued)

at July 31, 2022 (Unaudited)

Summary of Investments by Sector	% of Net Assets
Non-U.S. Real Estate Operating Companies	50.15%
Non-U.S. Real Estate Investment Trusts	29.64
Non-U.S. Homebuilder	11.78
Purchased Options	0.50
Other Assets less Liabilities	7.93

Total	100.00%

Country Concentration	% of Net Assets
United Kingdom	14.23%
Australia	11.75
Cayman Islands	9.19
Japan	9.04
Ireland	9.02
Hong Kong	8.59
Mexico	6.48
Canada	5.55
Luxembourg	3.98
Brazil	3.42
China	3.16
Spain	2.80
Netherlands	2.71
Singapore	1.64
United States	0.50
Bermuda	0.01

Total	92.07%

Purchased Options
Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Vanguard FTSE Europe ETF, Put	Goldman Sachs & Co.	1,550	$8,596,300	50.00 USD	12/16/22	$227,292

Total Purchased Options (Cost $418,500)						$227,292

ETF: Exchange Traded Fund.

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments

July 31, 2022 (Unaudited)

Security valuation:

Each Fund’s equity securities and closed-end funds listed on an exchange market system will generally be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that such Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of such Fund.

Securities that do not have a readily available current market value or that have been subject to a significant event occurring between the time of the last sales price and the close of the New York Stock Exchange (the “Exchange”) are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. At July 31, 2022, such securities for Third Avenue Real Estate Value Fund were valued at $0. There were no fair value securities for Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue International Real Estate Value Fund. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Valuation Committee. The Trust’s policy is intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available.

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

July 31, 2022 (Unaudited)

Securities listed on certain non-U.S. exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) are fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets and are categorized as Level 2, as defined below. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of the close of regular trading on the Exchange, as provided by an independent pricing service approved by the Board of Trustees.

In addition to utilizing an independent fair value pricing service for securities listed on certain non-U.S. exchanges as described above, each Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that a Fund prices its shares. Significant eventsmay include: (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict, or (iv) significant domestic or foreign market fluctuations. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

Fair value measurements:

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•   Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date;

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

July 31, 2022 (Unaudited)

•   Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and

•   Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used, as of July 31, 2022, in valuing the Funds’ investments carried at fair value:

Third Avenue Value Fund

Assets	Total Value at 7/31/22	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs

Common Stocks:
Aerospace & Defense	$17,345,363	$—	$17,345,363	$—
Automotive	46,712,395	—	46,712,395	—
Banks	81,776,167	22,256,063	59,520,104	—
Building Products	28,413,920	—	28,413,920	—
Consumer Products	11,150,027	—	11,150,027	—
Diversified Holding Companies	51,152,351	9,021,587	42,130,764	—
Energy - Refining & Marketing	13,588,892	13,588,892	—	—
Financial Services	29,051,455	15,060,391	13,991,064	—
Forest Products & Paper	20,807,049	20,807,049	—	—
Insurance	16,672,536	16,672,536	—	—
Media	14,909,370	—	14,909,370	—

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

July 31, 2022 (Unaudited)

Assets	Total Value at 7/31/22	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs

Metals & Mining	$77,319,889	$77,319,889	$—	$—
Non-U.S. Real Estate Operating Companies	10,275,388	—	10,275,388	—
Oil & Gas Production & Services	75,997,082	46,055,357	29,941,725	—
Retail	12,819,087	—	12,819,087	—
Transportation & Logistics	16,758,185	16,758,185	—	—
Transportation Infrastructure	34,290,177	11,649,741	22,640,436	—
U.S. Real Estate Operating Companies	10,614,541	10,614,541	—	—

Total Common Stocks	569,653,874	259,804,231	309,849,643	—

Total Value of Investments	$569,653,874	$259,804,231	$309,849,643	$—

Third Avenue Small-Cap Value Fund
Assets	Total Value at 7/31/22	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs

Common Stocks:
Bank & Thrifts	$35,475,693	$35,475,693	$—	$—
Commercial Services	3,199,273	3,199,273	—	—
Conglomerates	9,457,230	9,457,230	—	—
Consulting & Information Technology Services	5,993,112	5,993,112	—	—
Consumer Discretionary	11,962,343	11,962,343	—	—
Consumer Staples	3,375,509	3,375,509	—	—
Financials	7,649,759	7,649,759	—	—
Healthcare	78,105	78,105	—	—
Home Building	5,268,144	5,268,144	—	—
Industrial Equipment	4,125,591	4,125,591	—	—
Industrial Services	22,324,935	22,324,935	—	—
Insurance & Reinsurance	6,573,451	6,573,451	—	—
Materials	3,663,349	3,663,349	—	—
Metals Manufacturing	3,952,163	3,952,163	—	—
Oil & Gas Production & Services	9,661,058	9,661,058	—	—
Real Estate	7,856,440	7,856,440	—	—
U.S. Real Estate Investment Trusts	4,103,766	4,103,766	—	—

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

July 31, 2022 (Unaudited)

Assets	Total Value at 7/31/22	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs

U.S. Real Estate Operating Companies	$1,138,543	$1,138,543	$—	$—

Total Common Stocks	145,858,464	145,858,464	—	—

Closed-End Fund:
Financials	$4,121,443	$4,121,443	$—	$—

Total Closed-End Fund	4,121,443	4,121,443	—	—

Total Value of Investments	$149,979,907	$149,979,907	$—	$—

Third Avenue Real Estate Value Fund
Assets	Total Value at 7/31/22	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs

Common Stocks:
Consulting/Management	$22,859,692	$22,859,692	$—	$—
Forest Products & Paper	37,809,611	37,809,611	—	—
Industrial Services	19,401,478	19,401,478	—	—
Non-U.S. Homebuilder	15,588,303	—	15,588,303	—
Non-U.S. Real Estate Consulting/Management	8,001,155	—	8,001,155	—
Non-U.S. Real Estate Investment Trusts	41,369,904	—	41,369,904	—
Non-U.S. Real Estate Operating Companies	80,507,471	36,114,676	44,392,795	—
Retail-Building Products	15,438,084	15,438,084	—	—
U.S. Homebuilder	40,670,401	40,670,401	—	—
U.S. Real Estate Investment Trusts	62,269,213	62,269,213	—	—
U.S. Real Estate Operating Companies	26,511,882	26,511,882	—	—	*

Total Common Stocks	370,427,194	261,075,037	109,352,157	—

Preferred Stocks:
Mortgage Finance	14,808,383	14,808,383	—	—

Total Preferred Stocks	14,808,383	14,808,383	—	—

Term Loans:
Non-U.S. Real Estate Operating Companies	—	—	—	—	*

Total Term Loans	—	—	—	—

Purchased Options:	—	—	—	—

Total Purchased Options	—	—	—	—

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

July 31, 2022 (Unaudited)

Assets	Total Value at 7/31/22	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs

Total Value of Investments	$385,235,577	$275,883,420	$109,352,157	$—

Third Avenue International Real Estate Value Fund

Assets	Total Value at 7/31/22	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs

Common Stocks:
Non-U.S. Homebuilder	$5,367,897	$1,277,828	$4,090,069	$—
Non-U.S. Real Estate Investment Trusts	13,512,660	3,992,316	9,520,344	—
Non-U.S. Real Estate Operating Companies	22,859,531	6,835,930	16,023,601	—

Total Common Stocks	41,740,088	12,106,074	29,634,014	—

Purchased Options:	227,292	—	227,292	—

Total Purchased Options	227,292	—	227,292	—

Total Value of Investments	$41,967,380	$12,106,074	$29,861,306	$—

^

Securities categorized as Level 2 include securities listed on certain non-U.S. exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) that are fair valued daily by an independent fair value pricing service approved by the Board of Trustees.

*	Investments fair valued at $0.

For fair valuations using significant unobservable inputs, U.S. GAAP require each Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when each Fund had an amount of total transfers in or out of Level 3 during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

July 31, 2022 (Unaudited)

For the period ended July 31, 2022, there were no transfers in or out of Level 3.

Information about Level 3 Fair Value Measurements

Third Avenue Real Estate Value Fund	Fair Value at 07/31/22
Other (a)	$—*

(a)	Includes investment less than 0.50% of net assets of the Fund.
*	Investments fair valued at $0.

There are significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 investments. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Investment in affiliates:

A summary of the Funds’ transactions in securities of affiliated issuers for the period ended July 31, 2022 is set forth below:

Third Avenue Small-Cap Value Fund

Name of Issuer:	Value at Oct. 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at Jul. 31, 2022	Investment Income
Hamilton Beach Brands Holding Co., Class A **	$4,217,865	$4,128,893	$522,514	$(387,113)	$(500,122)	$6,937,009	$132,484

Total Affiliates	$4,217,865	$4,128,893	$522,514	$(387,113)	$(500,122)	$6,937,009	$132,484

**	Not an affiliate at October 31, 2021.

Third Avenue Real Estate Value Fund

Name of Issuer:	Value at Oct. 31, 2021		Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at Jul. 31, 2022		Investment Income

Five Point Holdings, LLC, Class A	$32,486,694		$—	$785,727	$(1,970,648)	$(11,793,542)	$17,936,777		$—
Trinity Place Holdings, Inc.	10,243,533		—	—	—	(4,892,434)	5,351,099		—
Trinity Place Holdings, Inc. Special Stock	—	*	—	—	—	—	—	*	—

Total Affiliates	$42,730,227		$—	$785,727	$(1,970,648)	$(16,685,976)	$23,287,876		$—

*	Investment fair valued at $0.